GROUP STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common Stock	Share premium	Additional paid in Capital	Currency translation reserve	Share based payment reserve	Fair Revaluation Reserve	Other comprehensive income of associates	Accumulated surplus / (deficit)	Total
Balance at the beginning at Dec. 31, 2020	$ 403	$ 1,724		$ 123	$ 97	$ 2,674		$ 28,008	$ 33,029
Total comprehensive loss for the period:
Loss for the period								39,074	39,074
Other comprehensive loss				(8,834)		2,419	$ 8,744		2,329
Total comprehensive loss for the period				(8,834)		2,419	8,744	39,074	41,403
Transfers Between Reserves [Abstract]
Transfer from revaluation reserve						(2,674)		2,674
Transactions with equity owners:
Common Stock Issued	219	195,187							195,406
Share based compensation charge					2,579				2,579
Common stock options/warrants exercised					(145)				(145)
Total transactions with equity owners	219	195,187			2,434				197,840
Balance at the end at Dec. 31, 2021	622	196,911	$ 196,911	(8,711)	2,531	2,419	8,744	69,756	272,272
Total comprehensive loss for the period:
Loss for the period								(228,961)	(228,961)
Other comprehensive loss				(20,639)		(551)	(8,744)		(29,934)
Total comprehensive loss for the period				(20,639)		(551)	$ (8,744)	(228,961)	(258,895)
Transfers Between Reserves [Abstract]
Transfer from revaluation reserve						$ (1,868)		1,868
Transactions with equity owners:
Common Stock Issued	12	5,192	5,192						5,204
Share based compensation charge					6,096				6,096
Common stock options/warrants exercised					(99)				(99)
Total transactions with equity owners	12		5,192		5,997				11,201
Balance at the end at Dec. 31, 2022	634	202,103	202,103	(29,350)	8,528			(157,337)	24,578
Total comprehensive loss for the period:
Loss for the period								(34,637)	(34,637)
Other comprehensive loss				(1,175)					(1,175)
Total comprehensive loss for the period				(1,175)				(34,637)	(35,812)
Transactions with equity owners:
Common Stock Issued	78	7,676	7,676						7,754
Share based compensation charge					3,892				3,892
Share RSUs vested					(254)				(254)
Total transactions with equity owners	78		7,676		3,638				11,392
Balance at the end at Dec. 31, 2023	$ 712	$ 209,779	$ 209,779	$ (30,525)	$ 12,166			$ (191,974)	$ 158